Investment Strategy - UBS Liquid Reserves Fund	Aug. 12, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund intends to invest only in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the Guiding and Establishing National Innovation for US Stablecoins Act (the “GENIUS Act”) and any effective regulation adopted thereunder. These eligible reserve assets include, and the fund intends to invest only in, cash, securities issued by the US Treasury with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less, and overnight repurchase agreements collateralized by securities issued by the US Treasury and cash. The fund primarily intends to serve as a reserve asset for stablecoin issuers. The fund does not invest in stablecoins or stablecoin issuers.
The fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations.
The fund may invest a significant percentage (50% or more) of its assets in overnight repurchase agreements. Repurchase agreements are transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty on or before the next day and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in securities issued by the US Treasury. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in securities issued by the US Treasury, the fund considers the possible loss of this tax advantage.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The fund may invest a significant percentage (50% or more) of its assets in overnight repurchase agreements. Repurchase agreements are transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty on or before the next day and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in securities issued by the US Treasury. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in securities issued by the US Treasury, the fund considers the possible loss of this tax advantage.